Finance Costs - Schedule of Finance Costs (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Schedule of Finance Costs [Abstract]
Interest expenses on bank loans and other borrowings		¥ 61,555	$ 8,433	¥ 91,690	¥ 63,362
Interest expenses on lease liabilities (note 14(b))		1,498	205	1,321	1,108
Interest expenses on long-term payables		1,402	192	3,046	2,922
Subtotal		64,455	8,830	96,057	67,392
Less: Interest capitalized	[1]				(14,607)
Total		¥ 64,455	$ 8,830	¥ 96,057	¥ 52,785

[1]	The amount of finance costs eligible for capitalization was determined by the interest rates of specific borrowings, ranged from 4.45% to 4.80% for the year ended December 31, 2022.